Cash Flow Information - Schedule of Detailed Information about Non Cash Transaction (Detail) $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2019 TWD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 TWD ($)	Dec. 31, 2017 TWD ($)
Disclosure of detailed information about non-cash transaction [line items]
Additions of property, plant and equipment	$ 564,283.0		$ 300,024.4	$ 322,493.9
Changes in other financial assets	472.5		1,555.4	3,634.9
Exchange of assets	(3,287.1)
Changes in payables to contractors and equipment suppliers	(100,963.9)		13,979.9	4,364.5
Transferred to initial carrying amount of hedged items	(82.3)		22.2	94.9
Payments for acquisition of property, plant and equipment	460,422.2	$ 15,393.6	315,581.9	330,588.2
Acquisition of available-for-sale financial assets				101,824.0
Changes in accrued expenses and other current liabilities				(2,262.8)
Proceeds from disposal of available-for-sale financial assets				69,538.9
Disposal of available-for-sale financial assets				70,862.9
Payments for acquisition of financial assets at FVTOCI	257,558.2	$ 8,611.1	96,412.8
Payments for acquisition of available-for-sale financial assets				101,824.0
Financial assets available-for-sale, category [member]
Disclosure of detailed information about non-cash transaction [line items]
Changes in other financial assets				(1,324.0)
Acquisition of available-for-sale financial assets				$ 104,086.8
Financial assets measured at fair value through other comprehensive income, category [member]
Disclosure of detailed information about non-cash transaction [line items]
Changes in other financial assets	(266.3)		(4,323.0)
Acquisition of financial assets at FVTOCI	257,824.5		100,759.6
Changes in accrued expenses and other current liabilities			(23.8)
Disposal of financial assets at FVTOCI	229,525.1		90,545.1
Proceeds from disposal of financial assets at FVTOCI	230,444.5		86,639.3
Payments for acquisition of financial assets at FVTOCI	257,558.2		96,412.8
Changes in other financial assets	$ 919.4		$ (3,905.8)